PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	September 30, 2021	December 31, 2020
Prepaid expenses	$398,712	$128,398
Prepaid insurance	56,125	13,746
Other current assets	30,780	-
Total prepaid expenses and other current assets	$485,617	$142,144

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	December 31, 2020	December 31, 2019

Prepaid expenses	$142,144	$57,351
Employee advances	-	7,150
Other current assets	-	5,776
Total prepaid expenses and other current assets	$142,144	$70,277